Loans	12 Months Ended
Dec. 31, 2017
Loans [Abstract]
LOANS

Note 12 – LOANS

Loans and related guarantees are comprised of the following:

	Guarantees and Pledges	December 31, 2017	December 31, 2016
Bank of Qingdao, Yantai Branch	Yantai Financing Guarantee Co., Ltd.; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company	$1,536,948	$-
Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch	Pledged by the Company with certificate of deposit of $5,100,000	4,610,845	-
Bank of China, Yantai Bonded Port Areas Branch	Yantai Runtai Medical Co., Ltd. (“Runtai”); Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Yue Zhang, principal shareholder, sister of Zhuo Zhang who is principal shareholder, Director and Chief Financial Officer of the Company; Xiaojun Chen and Yuezhang each pledged an apartment for this loan	-	1,151,941
Bank of China, Yantai Bonded Port Areas Branch	Runtai; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Pledged with an apartment owned by Yue Zhang, principal shareholder, sister of Zhuo Zhang	1,229,559	-
Yantai Branch, China Everbright Bank	Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company;	-	215,990
Huaxia Bank Co., Ltd., Yantai Xingfu Branch	Runtai; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Pledged by the Company’s property and equipment	-	1,439,926
Huaxia Bank Co., Ltd.; Yantai Xingfu Branch	Runtai; Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, and his wife; Zhuo Zhang, principal shareholder, Director and Chief Financial Officer of the Company, and her husband; Pledged by the Company’s inventories	1,536,948	-
Daqing Yahualong Lubricating Oil Selling Ltd.		-	71,996
eCapital (China) Leasing Co., Ltd.		88,266	-
Total short term loans		9,002,566	-
Volkswagen Finance (China) Co., Ltd.		29,181	-
Total loans		9,031,747	2,879,853
Less: short term loans and current portion of long term loans		9,020,697	-
Long term loans - due over one year		$11,050	$-

On February 2, 2015, the Company entered into a one-year loan contract with Beijing Bangruisi Investment Co., Ltd. (“Bangruisi”), pursuant to which the Company borrowed $2,310,643 (RMB 15,000,000) with an annual interest rate of 10%, and Yuebiao Li, principal shareholder, Chairman of the Board and Chief Executive Officer of the Company, transferred 1% of the Company’s equity interest to a person assigned by Bangruisi as the pledge. Bangruisi would have the option to extend the loan for another year upon maturity. In addition, Bangruisi would have the right to convert all or part of the loan into contributed capital of Jinzheng at a price of $2,310,643 (RMB 15,000,000) for 20% equity interest within two years from inception of the loan and the right would not expire in case of early repayment. Furthermore, the Company granted Bangruisi a transferable option to acquire a maximum of 5% of the Company’s equity interest by a consideration of $770,214 (RMB 5,000,000). If Bangruisi decides to purchase less than 5% of the Company’s equity interest, the consideration would be adjusted proportionately. The 5% interest could be repurchased by Yuebiao Li and Zhuo Zhang with a price of $1,540,428 (RMB 10,000,000) upon the consent of Bangruisi. If the Company were to accept capital contributions at terms which were more favorable to other investors, Yuebiao Li and Zhuo Zhang should compensate Bangruisi for the price difference and Bangruisi would enjoy the same favorable terms. The contract also states that Yuebiao Li and Zhuo Zhang were obligated to pay for certain penalty if the net income of Jinzheng did not reach $2,310,643 (RMB 15,000,000) and $4,621,286 (RMB 30,000,000) for the year of 2015 and 2016, respectively. If the Company did not generate sufficient net income to meet the net income requirement in 2015, it would be allowed to make up for the deficiency in 2016. In events of default, Bangruisi could choose one of the following settlements: (1) demand penalty at a daily rate of 1‰ of the unpaid portion, or (2) convert the defaulted amount to contributed capital and have 40% of the Company’s equity interest.

The Company made full repayment of the principal and accrued interest in January 2016 and the 1% equity interest was returned. Consequently, the agreement was fully terminated and the Company was not subject to any further obligations.

On June 30, 2015, the Company borrowed a ten-month non-interest bearing loan of $462,129 (RMB 3,000,000) from Runtai and made payment of $308,086 (RMB 2,000,000) in the same year. The remaining balance was repaid in March 2016.

On July 9, 2015, the Company borrowed a one-year loan of $154,043 (RMB 1,000,000) with an annual interest rate of 7.275% from Bank of China, Yantai Changjiang Road Branch and made full payment in advance on November 9, 2015.

On November 10, 2015, the Company borrowed a non-interest bearing loan of $154,043 (RMB 1,000,000) from a third party individual for working capital purposes and made full payment in the same quarter.

On November 10, 2015, the Company entered into a one-year loan agreement with Bank of China, Yantai Bonded Port Areas Branch to borrow $770,214 (RMB 5,000,000) with an annual interest rate of 5.665%. The loan was jointly guaranteed by Runtai, Yuebiao Li and his wife, Xiaojun Chen, husband of Zhuo Zhang, and Yue Zhang and fully repaid on October 25, 2016. On the same day, the Company entered into another loan agreement with the same bank to borrow approximately $1,151,941 (RMB 8,000,000) for working capital purposes. The loan was due on October 24, 2017 with a floating interest at the prime rate issued by National Inter-Bank Borrowing Center on the initial drawdown date plus 135.50 points. The loan was guaranteed by parties listed above and Xiaojun Chen and Yue Zhang each had a house pledged for the loan. The agreement also specified that the Company should use the land use rights of the parcel of land of 32,442 square meters which was transferred from Aotesai as pledge once the transfer procedure was completed. See Note 10 for the details on the land use rights. The Company fully repaid the loan on October 26, 2017. On November 1, 2017, the Company entered into a loan agreement with the same bank to borrow approximately $1,229,559 (RMB 8,000,000) due on November 1, 2018 for working capital purposes. The loan bears an annual interest rate of 5.873% payable quarterly in arrears and is guaranteed by the parties listed above and pledged with an apartment owned by Yue Zhang.

On January 5, 2016, the Company borrowed approximately $61,908 (RMB 400,000) from a third party individual for working capital purposes with zero interest and fully repaid on January 6, 2016.

On January 13, 2016, the Company borrowed approximately $3,077,000 (RMB 20,000,000) from Yantai Xiangyu Logistics Co., Ltd. with zero interest for six months, approximately $2,538,525 (RMB 16,500,000) of which was used to repay the borrowing from Bangruisi and the remaining was used for operating purpose. Subsequently from April 2, 2016 to June 1, 2016, the Company borrowed a total of approximately $3,077,000 (RMB 20,000,000) from three third party individuals with zero interest for three months to make repayments to Yantai Xiangyu Logistics Co., Ltd. On June 6, 2016, the Company entered into a series of debt conversion agreements with the three individuals, pursuant to which the total borrowings were converted to 724,000 shares of the Company’s common shares at $4.25 per share.

On March 21 and March 25, 2016, the Company borrowed $768,470 (RMB 4,990,000) and $1,530 (RMB 10,000), respectively, from a third party individual, for three months without interest. This loan was converted to 275,000 shares of the Company’s common shares at $2.8 per share on June 6, 2016.

On June 7, 2016, the Company entered into a loan agreement with Yantai Yongxiang Asset Management Ltd., pursuant to which the Company borrowed approximately $1,494,216 (RMB 9,700,000) at a daily interest rate of 0.025%. The Company received the fund on July 20, 2016 and repaid the principal along with interest on July 22, 2016.

On July 6, 2016, the Company entered into a loan agreement with Daqing Yahualong Lubricating Oil Selling Ltd., pursuant to which the Company borrowed approximately $307,700 (RMB 2,000,000) at annual interest rate of 5% with a term of three months for working capital purposes. On September 5, 2016, the Company repaid approximately $60,210 (RMB 400,000) and agreed with the creditor to extend the loan for another three months at the same interest rate. On November 22, 2016 and December 13, 2016, the Company repaid approximately $96,964 (RMB 600,000) and $75,263 (RMB 500,000), respectively. On January 6, 2017, the Company reached another extension agreement with the creditor to extend the remaining balance of RMB 500,000 for another three months with the same interest rate. The principal of RMB 500,000 along with interest was repaid on April 12, 2017.

On July 13, 2016, the Company entered into a loan agreement with Yantai Branch, China Everbright Bank to borrow approximately $215,990 (RMB 1,500,000) for working capital purposes. The loan was due on January 12, 2017 with a fixed annual interest rate of 6.525%. The loan was guaranteed by Yuebiao Li, Yanhui Li, wife of Yuebiao Li, and Zhuo Zhang. On January 4, 2017, the loan was fully repaid. On the same day, the Company entered into another loan agreement with the same bank to borrow approximately $215,990 (RMB 1,500,000) for working capital purposes. The loan was due on July 3, 2017 with a fixed annual interest rate of 6.525% and guaranteed by Yuebiao Li, Yanhui Li, wife of Yuebiao Li, and Zhuo Zhang. The principal along with interest was repaid on July 3, 2017.

On July 19, 2016, the Company obtained a line of credit of approximately $3,080,857 (RMB 20,000,000) from Huaxia Bank Co., Ltd. Yantai Xingfu Branch. The line of credit starts from July 19, 2016 and ends on June 30, 2017. The borrowings under the line of credit are guaranteed by Runtai, Yuebiao Li and his wife, Zhuo Zhang and her husband. In addition, the Company pledged certain property and equipment with original book value of approximately $2,955,467 (RMB 19,186,003) for the line of credit. On July 26, 2016, the Company entered into a loan agreement under the line of credit, pursuant to which the Company borrowed approximately $1,439,926 (RMB 10,000,000) at an annual interest rate of 5.655% from July 26, 2016 to June 28, 2017. The loan was fully repaid on June 28, 2017. On the same day, the Company entered in another loan agreement with the same bank to borrow approximately $1,536,948 (RMB10,000,000) at an annual interest rate of 5.655% for the period from June 28, 2017 to June 28, 2018. The loan is guaranteed by the parties listed above and pledged by the Company with certain inventories with original cost of approximately $3,110,863 (RMB 20,240,449).

On August 29, 2017, the Company entered into a loan agreement with Yantai Branch, Bank of Qingdao to borrow approximately $1,536,948 (RMB10,000,000) for working capital purposes. The loan is due on August 28, 2018 with a fixed annual interest rate of 5.655%. The loan is guaranteed by Yantai Financing Guarantee Co., Ltd., Yuebiao Li and his wife, and Zhuo Zhang. The land use rights transferred from Yantai Aotesai Energy Ltd. were pledged to obtain the guarantee provided by Yantai Financing Guarantee Co., Ltd.

On September 28, 2017, the Company entered into a loan agreement to borrow approximately $4,610,845 (RMB 30,000,000) from Industrial and Commercial Bank of China, Yantai Economic Development Zone Branch, for the period from September 28, 2017 to September 25, 2018. The loan bears an annual interest rate of 5.003% and is pledged with a certificate of deposit in the amount of $5,100,000 using the funds from IPO by Newater HK. The amount of the certificate of deposit was included in restricted cash, current portion in the consolidated balance sheets.

On November 8, 2017, the Company entered into two loan agreements with Volkswagen Finance (China) Co., Ltd. (“Volkswagen Loans”) in connection with acquisition of vehicles with net book value of $55,822 (RMB 363,200), which were pledged to secure the loans. The loans bear an effective interest rate of 9.090% per annum and are due in 24 months. The loans obtained pursuant to the agreements totaled $30,738 (RMB 200,000). For the year ended December 31, 2017, the Company repaid in the total amount of $1,556 (RMB 10,131). As of December 31, 2017, current portion of the Volkswagen Loans totaled $18,131, which has been included in the balance of short term loans in the accompanying consolidated balance sheet, and long term portion totaled $11,050.

On December 21, 2017, the Company entered into four loan agreements, each with a term of 12 months and an effective interest rate of 17.049% per annum with eCapital (China) Leasing Co., Ltd. (“eCapital Loans”) in connection with acquisition of vehicles with net book value of $183,195 (RMB 1,191,941), which were pledged to secure the loan. Pursuant to the loan agreements, the Company borrowed a total amount of $192,580 (RMB1,253,000), with monthly repayment payable in arrears. For the year ended December 31, 2017, repayment of $104,314 (RMB 678,708) was made. As of December 31, 2017, the outstanding balance for eCapital Loans totaled $88,266 (RMB 574,292).

Total amount of $223,318 of the Volkswagen Loans and eCapital Loans were used for purchase of passenger vehicles in the amount of $206,000 plus value-added tax of $17,318 during the year ended December 31, 2017.

The interest expenses for the years ended December 31, 2017, 2016 and 2015 were $242,707, $155,553, and $164,613, respectively.